Summary of Significant Accounting Policies (Policies)	9 Months Ended
Mar. 31, 2021
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2020. In our annual report on Form 20-F, remestemcel-L for the treatment of pediatric SR-aGVHD was referred to as its brand name RYONCIL®.

(i) Going concern

The Group’s existing cash reserves are sufficient to meet the Group’s short-term goals, commitments and ongoing operations during the next twelve months. The Group held total cash and cash equivalents of $158.3 million as of March 31, 2021. Management and the directors believe that the cash runway will be extended beyond twelve months by restructuring existing loan agreements or via one or more strategic partnerships, and have prepared the financial report on a going concern basis. However, whether the Group can achieve its objectives for extending the cash runway beyond the twelve month period creates material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on our ability to continue as a going concern and that the Group may be unable to realize our assets and discharge our liabilities in the normal course of business.

(ii) New and amended standards adopted by the Group

In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods. There were no new or amended standards adopted by the Group in the nine months ended March 31, 2021. These interim financial statements follow the same accounting policies as compared to the June 30, 2020 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iii) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the March 31, 2021 reporting period.

(iv) Use of estimates

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Impact of COVID-19

Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.

The Group is facing some challenges from the pandemic. The Group’s current and potential future clinical trials have and may experience some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. In addition, health regulators may rate other treatments as higher priorities due to the crisis.